UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
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          New York, NY 10036
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          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
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Phone:    (212) 626-6612
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Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      5-14-2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        -------------------

Form 13F Information Table Entry Total:          45
                                        -------------------

Form 13F Information Table Value Total:       $268,056
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------   ---------  ----------  --------  ------- ----- ------ ---------- --------- --------- -------
ABN AMRO HLDG N V ADR   FOREIGN COMMON  000937102    8,342     569,393    X                              160,955   408,438
AEGON NV ORD AMER REG   FOREIGN COMMON  007924103    4,903     675,357    X                              190,543   484,814
ASTRAZENECA PLC ADR S   FOREIGN COMMON  046353108    9,642     281,035    X                               84,501   196,534
AVENTIS ADR SPONSORED   FOREIGN COMMON  053561106    8,863     200,744    X                               54,429   146,315
AXA ADR SPONSORED       FOREIGN COMMON  054536107    4,220     357,940    X                              120,400   237,540
BANK AMER CORP COM      COMMON          060505104    2,496      37,348    X                                7,534    29,814
BARCLAYS PLC ADR        FOREIGN COMMON  06738E204    9,111     390,369    X                              112,200   278,169
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104    5,553     143,910    X                               43,930    99,980
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302    7,409     340,954    X                               90,935   250,019
CANON INC ADR           FOREIGN COMMON  138006309    4,057     115,623    X                               35,915    79,708
CITIGROUP INC COM       COMMON          172967101    3,298      95,747    X                               21,190    74,557
COCA COLA CO            COMMON          191216100    3,035      74,976    X                               15,710    59,266
DANSKE BK A/S ADR       FOREIGN COMMON  236363107    4,668     280,049    X                               81,400   198,649
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205    9,870     240,036    X                               66,020   174,016
ENDESA SA ADR SPONSOR   FOREIGN COMMON  29258N107    8,262     680,019    X                              192,288   487,731
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108    7,944     118,979    X                               33,775    85,204
EXXON MOBIL CORP COM    COMMON          30231G102    3,355      95,981    X                               19,608    76,373
FEDERAL NAT MORTGAGE    COMMON          313586109    3,026      46,308    X                                8,310    37,998
GENERAL ELEC CO         COMMON          369604103    2,638     103,446    X                               20,935    82,511
GLAXOSMITHKLINE PLC A   FOREIGN COMMON  37733W105    8,400     238,714    X                               69,823   168,891
HEINEKEN N V ADR        FOREIGN COMMON  423012202    9,642     260,034    X                               77,117   182,917
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406   10,641     208,158    X                               56,989   151,169
I B M                   COMMON          459200101    3,169      40,411    X                                7,715    32,696
ING GROEP N V ADR SPO   FOREIGN COMMON  456837103    5,280     452,480    X                              124,715   327,765
JOHNSON & JOHNSON       COMMON          478160104    3,796      65,600    X                               13,215    52,385
KAO CORP ADR            FOREIGN COMMON  485537203    6,298      31,183    X                                8,351    22,832
LILLY, ELI AND COMPAN   COMMON          532457108    2,878      50,365    X                               10,565    39,800
LLOYDS TSB GROUP ADR    FOREIGN COMMON  539439109    2,919     140,358    X                               42,432    97,926
MERCK & CO INC          COMMON          589331107    3,089      56,384    X                               11,250    45,134
NESTLE S A ADR SPON R   FOREIGN COMMON  641069406   10,982     221,944    X                               60,370   161,574
NOKIA CORP ADR SPONSO   FOREIGN COMMON  654902204    7,698     549,445    X                              151,767   397,678
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109   11,690     315,428    X                               85,231   230,197
PFIZER INC              COMMON  COMMON  717081103    2,250      72,208    X                               17,710    54,498
PROCTER & GAMBLE COMP   COMMON          742718109    3,668      41,193    X                                8,525    32,668
ROYAL DUTCH PETE CO N   FOREIGN COMMON  780257804    7,314     179,493    X                               50,858   128,635
SAN PAOLO-IMI S P A A   FOREIGN COMMON  799175104    3,242     237,491    X                               75,020   162,471
SANOFI-SYNTHELABO SA    FOREIGN COMMON  80105N105    7,388     289,175    X                               80,715   208,460
SBC COMMUNICATIONS IN   COMMON          78387G103    2,083     103,843    X                               25,713    78,130
SIEMENS A G SPONSORED   FOREIGN COMMON  826197501    6,177     150,148    X                               45,657   104,491
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109    7,986     773,818    X                              209,257   564,561
TOTAL FINA ELF S A AD   COMMON          89151E109    9,275     146,592    X                               39,599   106,993
UBS AG SHS              FOREIGN COMMON  H8920M855    5,954     139,442    X                               41,580    97,862
UNILEVER N V NEW YORK   FOREIGN COMMON  904784709      706      11,873    X                               11,720       153
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704   12,066     325,679    X                               75,687   249,992
VERIZON COMMUNICATION   COMMON          92343V104    2,768      78,302    X                               16,505    61,797
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